Equity dividends (Details) - EUR (€) € / shares in Units, € in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Declared during the financial year:
Final dividend for the year ended 31 March 2020: 4.50 eurocents per share (2019: 4.16 eurocents per share)		€ 1,205	€ 1,112
Proposed after the end of the reporting period and not recognised as a liability:
Interim dividend for the year ending 31 March 2021: 4.50 eurocents per share (2020: 4.50 eurocents per share)		€ 1,207	€ 1,205
Declared during the financial year: (per share)
Final dividend (per share)				€ 4.50	€ 4.16
Proposed after the end of the reporting period and not recognised as a liability: (per share)
Interim dividend (per share)	€ 4.50			€ 4.50